Leases - Schedule of Lease Costs and Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Cost
Operating lease cost	$ 2,063	$ 1,840
Short-term lease cost	39
Variable lease cost	671	526
Sublease income	(868)	(379)
Net lease cost	1,905	1,987
Other information
Operating cash flows from operating leases	3,424	2,480
Right-of-use assets obtained in exchange for operating lease liabilities	$ 3,428	$ 7,155